Leases - Disclosure of quantitative information about right-of-use assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount	¥ 379,951	¥ 385,968
Depreciation	97,032	96,145
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount	341,256	344,624
Depreciation	81,930	81,291
Other tangible assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount	31,746	32,134
Depreciation	11,863	11,700
Intangible assets other than goodwill [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount	6,949	9,210
Depreciation	¥ 3,239	¥ 3,154